Discontinued Operations, Net Investment Income (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Abstract]
Investment income	$ 1,000	$ 943
Less: investment expenses	(65)	(92)
Net investment income	935	851
Bonds [Member]
Net Investment Income [Abstract]
Investment income	777	699
Bonds [Member] | Maximum [Member]
Net Investment Income [Abstract]
Capital gains (losses)	(20)	(10)
Equity Securities [Member]
Net Investment Income [Abstract]
Capital gains (losses)	400
Common Shares [Member]
Net Investment Income [Abstract]
Investment income	51	16
Preferred Stocks [Member]
Net Investment Income [Abstract]
Investment income	45	18
Cash and Cash Equivalents [Member]
Net Investment Income [Abstract]
Investment income	100	138
Other Asset Investments [Member]
Net Investment Income [Abstract]
Investment income	$ 27	$ 72